INVENTORY	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
INVENTORY

6. INVENTORY

As at	September 30, 2023	December 31, 2022
Finished goods	$1,094,235	$542,934
Parts	747,229	513,008
	$1,841,464	$1,055,942

During the three and nine months ended September 30, 2023, $927,912 (2022 - $1,066,523) and $3,199,976 (2022 - $3,313,817) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $8,060 (2022 -$nil) and $208,247 (2022 - $nil) respectively.

Cost of sales consist of the following:

For the nine months ended	September 30, 2023	September 30, 2022
Inventory	$3,199,976	$3,313,817
Consulting and services	468,959	497,250
Other	164,373	23,184
	$3,833,308	$3,834,251

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)